Income Tax - Summary of Major Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Current tax expense	$ 462	$ 600
Deferred tax benefit	(93)	66
Income tax expense (benefit)	$ 369	$ 666